HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of assets and liabilities classified as discontinued operations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Oct. 09, 2023	Dec. 31, 2022	Aug. 05, 2022
Non-current assets
Goodwill	$ 338		$ 349		$ 394
Other non-current assets	177		178
Other current assets
Inventories	15		23
Cash and cash equivalents	1,689		1,902
Other current assets	241		200
Total assets	8,036		8,218
Non-current liabilities
Other non-current liabilities	22		29
Non-current liabilities	3,125		3,563
Current liabilities
Current liabilities	$ 3,626		$ 3,584
Assets and liabilities classified as held for sale | Omnium Telecom Algerie SpA
Non-current assets
Property and equipment						$ 555
Intangible assets excl. goodwill						120
Goodwill						953
Net deferred tax position						35
Other current assets
Other current assets						234
Total assets						1,897
Non-current liabilities
Non-current liabilities						91
Current liabilities
Current liabilities						276
Total liabilities						$ 367
Assets and liabilities classified as held for sale | Sale of TNS in Kazakhstan
Non-current assets
Property and equipment		$ 47
Intangible assets excl. goodwill		1
Net deferred tax position		2
Other non-current assets		1
Other current assets
Trade and other receivables		32
Cash and cash equivalents		2
Other current assets		2
Total assets		87
Non-current liabilities
Debt and Derivatives		7
Other non-current liabilities		8
Current liabilities
Trade and other payables		12
Other non-financial liabilities		10
Total liabilities		$ 37
Assets and liabilities classified as held for sale | Russian cash generating units
Non-current assets
Property and equipment				$ 3,216
Intangible assets excl. goodwill				386
Goodwill				155
Net deferred tax position				72
Other non-current assets				1,328
Other current assets
Inventories				53
Trade and other receivables				287
Other current assets				839
Total assets				6,336
Non-current liabilities
Debt and Derivatives				3,641
Other non-current liabilities				26
Current liabilities
Trade and other payables				494
Debt & Derivatives				233
Other non-financial liabilities				300
Total liabilities				$ 4,694